Financial Risk Management - Summary of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (1,895,351)	R$ (1,597,067)
Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,851,427)	(1,663,203)
Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,403,095)	(1,222,254)
Trade Payables | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(13,369)	(11,527)
Trade Payables | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(13,369)	(11,527)
Labor and Social Security Obligations | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(208,643)	(191,063)
Labor and Social Security Obligations | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(208,643)	(191,063)
Lease liabilities | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(222,894)	(134,025)
Lease liabilities | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(160,184)	(119,455)
Accounts Payable | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,107)	(38,667)
Accounts Payable | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,107)	(38,667)
Loan And Obligation | Expected Future Cash Flows [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,368,414)	(1,287,921)
Loan And Obligation | Carrying amount except for the retirement plans liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(966,632)	(861,542)
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(378,067)	(337,871)
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(13,369)	(11,527)
Less than 1 year | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(199,422)	(182,071)
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(33,307)	(33,303)
Less than 1 year | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(38,107)	(38,667)
Less than 1 year | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(93,862)	(72,303)
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(278,183)	(197,044)
Between 1 and 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(9,221)	(6,372)
Between 1 and 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(68,344)	(40,669)
Between 1 and 3 years | Accounts Payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		0
Between 1 and 3 years | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(200,618)	(150,003)
Over 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(1,195,177)	(1,128,289)
Over 3 years | Labor and Social Security Obligations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities		(2,620)
Over 3 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	(121,243)	(60,054)
Over 3 years | Loan And Obligation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	R$ (1,073,934)	R$ (1,065,615)